Summary of Significant Accounting Policies (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Summary of Significant Accounting Policies (Textual)
Uncertain tax positions	¥ 600
Uncertain tax positions, description	The tax returns of the Company’s PRC subsidiaries and VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years.
Foreign Currency Translation and change in reporting currency, description	US$1.00 = RMB6.865
Interest and other income	¥ 1,000,000
VAT percentage of the gross sales	6.00%
VAT percentage	6.00%
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Textual)
Right of use asset	¥ 28,000
Lease liability	¥ 27,000